UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/30/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Mgmt. Co. LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     February 13, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $216,841 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
FleetBoston Financial Corp     COMMON           339030108    92894  2128148     X    SOLE                  2128148
Wellpoint Health               COMMON           94973H108    32067   330624     X    SOLE                   330624
IGEN International             COMMON           449536101    18734   318220     X    SOLE                   318220
Conseco Com                    COMMON           208464883    16521   757838     X    SOLE                   757838
Concord EFS Inc                COMMON           206197105    14035   945730     X    SOLE                   945730
Rayonier Inc                   COMMON           754907103     7294   175710     X    SOLE                   175710
Comdisco Hldg Co Inc Common    COMMON           200334100     6345   158635     X    SOLE                   158635
Plains Resources Inc.          COMMON           726540503     4562   284231     X    SOLE                   284231
NTL Inc.                       COMMON           62940M104     4494    64433     X    SOLE                    64433
Arch Wireless                  COMMON           039392709     2270   114665     X    SOLE                   114665
NTL INC WHEN ISSUED            COMMON           62940M104     2025    29029     X    SOLE                    29029
Global Crossing Ltd            COMMON           2222675       1985    63024     X    SOLE                    63024
Cotton States Life Insurance   COMMON           221774102     1648    83580     X    SOLE                    83580
Neiman Marcus cl B             COMMON           640204301     1390    27790     X    SOLE                    27790
Powerwave Tech. Inc.           COMMON           739363109     1175   153626     X    SOLE                   153626
Gartner Inc Class B            COMMON           366651206      669    61472     X    SOLE                    61472
ROTECH MEDICAL CORP            COMMON           778901108       79    38503     X    SOLE                    38503
McLeod USA                     COMMON           582266706       78    52521     X    SOLE                    52521
Conseco Preferred              PREFERRED        208464875     8186   314249     X    SOLE                   314249
Comcast April 30 Put           OPTION           20030N101      274     2885     X    SOLE                     2885
General Electric Mar 22.5 Put  OPTION           369604103      102    10214     X    SOLE                    10214
Cox Communications Jan 30      OPTION           224044107       12     2488     X    SOLE                     2488
Cox Communications Jan 32.5    OPTION           224044107        2      464     X    SOLE                      464